Note 7 - Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 2,400,000	$ 1,300,000	$ 0
Pipeline Inspection and Integrity Services [Member] | Trade Names [Member]
Note 7 - Intangible Assets (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 700,000